March 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds

Post-Effective Amendment No. 96

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Domestic Equity Funds Prospectus; (ii) International and Global Funds Prospectus; (iii) Strategic Markets Funds Prospectus; (iv) Fixed Income Funds Prospectus; (v) Target Retirement Funds Prospectus; and (vi) Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 96 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 96 to the Trust’s registration statement was filed with the Commission via EDGAR on February 27, 2012 (Accession No. 0001193125-12-082066) with an effective date of March 1, 2012.

Please do not hesitate to contact the undersigned at (312) 443-4420 if you have any questions.

Very truly yours,

/s/ Charles F. McCain
Charles F. McCain
Chief Compliance Officer

cc:	Christopher P. Harvey, Esq.

Dechert LLP

David G. Van Hooser

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Susan A. DeRoche

Shanna Palmersheim, Esq.

Harbor Funds

P.O. Box 804660    |     Chicago, Illinois 60680-4108

800-422-1050    |     www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.